CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of Comprehensive Income [Abstract]
Net income	$ 34,911	$ 36,538	$ 18,409
Other comprehensive income (loss):
Foreign currency translation adjustments	(969)	14	(1,845)
Change in unrealized gain (loss) on hedging instruments, net	169	653	(1,548)
Less - reclassification adjustments for net loss (gain) realized and included in income (loss) on hedging instruments, net	(169)	(335)	1,059
Total other comprehensive income (loss)	(969)	332	(2,334)
Comprehensive income	$ 33,942	$ 36,870	$ 16,075